Computation of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Net income	$ 620,000	$ 543,966	$ 452,826
Weighted average ordinary shares outstanding (in thousands)	203,918	206,917	208,106
Employee stock options and RSUs (in thousands)	5,252	7,005	4,827
Diluted weighted average ordinary shares outstanding (in thousands)	209,170	213,922	212,933
Basic earnings per ordinary share	$ 3.04	$ 2.63	$ 2.18
Diluted earnings per ordinary share	$ 2.96	$ 2.54	$ 2.13